Financial risk management objectives and policies	12 Months Ended
Mar. 31, 2024
Financial Risk Management Objectives And Policies [Abstract]
Financial risk management objectives and policies
45.
Financial risk management objectives and policies

The financial liabilities comprise loans and borrowings, derivative liabilities, trade payable and other financial liabilities.

The main purpose of these financial liabilities is to finance the Group's operations. The Group's principal financial assets include loans, derivative assets, trade receivables, cash and cash equivalents and other financial assets. The Group is exposed to market risk, credit risk and liquidity risk. The Group's senior management oversees the management of these risks. The Group's senior management is supported by various sub committees that advises on financial risks and the appropriate financial risk governance framework for the Group. These committees provide assurance to the Group's senior management that the Group's financial risk activities are governed by appropriate policies and procedure and that financial risks are identified, measured and managed in accordance with the Group's policies and risk objectives. The Board of Directors reviews and agrees policies for managing each of these risks, which are summarised below:

Market risk

Market risk is the risk that the Group's assets and liabilities will be exposed to due to a change in market prices that determine the valuation of these financial instruments. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk. Financial instruments affected by market risk include loans and borrowings, deposits, investments and derivative financial instruments.

The sensitivity analysis in the following sections relate to the position as at March 31, 2024 and 2023. The sensitivity analyses have been prepared on the basis that the amount of net debt, the ratio of fixed to floating interest rates of the debt and derivatives and the proportion of financial instruments in foreign currencies are all constant and on the basis of hedge designations in place as at March 31, 2024 and 2023.

(i)
Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group is exposed to interest rate risk primarily from the external borrowings that are used to finance their operations. In case of external commercial borrowings (ECB) and buyers credit the Group believes that the exposure of Group to changes in market interest rates is insignificant as the respective companies manage the risk by hedging the changes in the market interest rates through cross currency interest rate swaps. The Group also monitors the changes in interest rates and actively refinances its debt obligations to achieve an optimal interest rate exposure.

Interest rate sensitivity

'The following table demonstrates the sensitivity to a reasonable possible change in interest rates on financial liabilities, i.e. floating interest rate borrowings in INR and USD. Interest rate sensitivity has been calculated for borrowings with floating rate of interest. For borrowings with fixed rate of interest sensitivity disclosure has not been made. With all other variables held constant, the Group's profit before tax is affected through the impact on financial liabilities, as follows:

	For the year ended March 31,
	2022		2023		2024
	Increase / decrease in basis points	Effect on profit/ (loss) before tax	Increase / decrease in basis points	Effect on profit/ (loss) before tax	Increase / decrease in basis points	Effect on profit/ (loss) before tax
INR	+ / (-) 50	(-) / + 361	+ / (-) 50	(-) / + 727	+ / (-) 50	(-) / + 1,402

The assumed movement in basis points for the interest rate sensitivity analysis is based on the currently observable market environment. Though there is exposure on account of Interest rate movement as shown above but the Group minimises the foreign currency (US dollar) interest rate exposure through derivatives and INR interest rate exposure through re-financing.

(ii)
Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group is exposed to foreign currency risk arising from imports of goods in US dollars. The Group hedges its exposure to fluctuations on the translation into INR of its buyer's / supplier's credit by using foreign currency swaps and forward contracts. The Group has followed a conservative approach for hedging the foreign currency risk so as to not use complex forex derivatives and foreign currency loan. The Group also monitors that the hedges do not exceed the underlying foreign currency exposure. The Group does not undertake any speculative transaction.

Credit risk

Credit risk is the risk that the power procurer will not meet their obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from their operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions and other financial instruments. The credit risk exposure is insignificant given the fact that substantially whole of the revenues are from state utilities / government entities. The Group only deals with parties which has good credit rating / worthiness given by external rating agencies or based on the Group's internal assessment.

Further the group sought to reduce counterparty credit risk under long-term contracts in part by entering into power sales contracts with utilities or other customers of strong credit quality and we monitor their credit quality on an ongoing basis.

The maximum credit exposure to credit risk for the components of the statement of financial position at March 31, 2024 and 2023 is the carrying amount of all the financial assets except for financial guarantees. The Group’s maximum exposure relating to financial guarantees is disclosed in Note 47(ii) and the liquidity table below.

(i)
Trade receivables

Customer credit risk is managed basis established policies of Group, procedures and controls relating to customer credit risk management. Outstanding customer receivables are regularly monitored. The Group does not hold collateral as security. The group has majorly state utilities / government entities as its customers with high credit worthiness and therefore the group does not see any significant risk related to credit.

The credit quality of the customers is evaluated based on their credit ratings and other publicly available data.

The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment and impairment analysis is performed at each reporting date to measure expected credit losses. The calculation reflects the probability-weighted outcome, the time value of money and reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

As at March 31, 2024	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	12,730	970	546	9,967	24,212
Expected credit loss	529	451	149	1,226	2,356

As at March 31, 2023	Trade receivables (days past due)
	0 - 6 months*	6 -12 months	12 -18 months	> 18 months	Total
Gross carrying amount	11,912	6,740	7,189	6,201	32,042
Expected credit loss	233	-	574	548	1,355

* included trade receivables which are not yet due.

(ii)
Financial instruments and credit risk

Credit risk from balances with banks is managed by Group's treasury department. Investments, in the form of fixed deposits, loans and other investments, of surplus funds are made only with banks and financial institutions within credit limits assigned to each counterparty. Counterparty credit limits are reviewed by the Group's treasury department in line with the approved investment policy. The limits are set to minimise the concentration of risks and therefore mitigate financial loss through counterparty's potential failure to make payments.

(iii)
Other financial assets

Credit risk from other financial assets including loans is managed basis established policies of Group, procedures and controls relating to customer credit risk management. Outstanding receivables are regularly monitored. The Group does not hold collateral as security.

(iv)
Equity price risk

Share warrants

The Company has issued warrants to these warrants’ holders (refer Note 39), which entitle these warrants holders to purchase Company’s Class A equity shares. These warrants are classified to be derivative instruments and are recorded at fair value through profit or loss account basis market value of warrants. The Group is exposed to price risk considering the liability in the hands of the Company is impacted through the market price of share warrants.

The Group has determined that an increase / (decrease) of 5% in the market value of warrants would have an impact of INR 38 (March 31, 2023: INR 64; March 31, 2022: INR 122) increase / (decrease) on the profit or loss for the year ended March 31, 2024 of the Group .

Put options

Non-controlling shareholders of RPL have an option to offload their shareholding to the Company in accordance with the terms mentioned in the BCA at fair value of shares on the date of Put for cash. Put option liability with non-controlling interest accounted for at fair value basis volume weight average price of the Company shares over 30 trading days. The changes to the put option liability are accounted for in equity. The Group is exposed to price risk considering the liability in the hands of the Company is impacted through the market price of shares of the Company.

The Group has determined that an increase / (decrease) of 5% in the volume weight average price of the Company shares would have an impact of INR 296 increase / (decrease) on the total equity of the Group for the year ended March 31, 2024 (March 31, 2023: INR 270; March 31, 2022: INR 477).

Liquidity risk

Liquidity risk is the risk that the Group will encounter in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The approach of the Group to manage liquidity is to ensure, as far as possible, that these will have sufficient liquidity to meet their respective liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risk damage to their reputation. The Group assessed the concentration of risk with respect to refinancing its debt and concluded it to be low. The Group has access to a sufficient variety of sources of funding and debt maturing within 12 months can be rolled over with existing lenders.

The Group relies mainly on long-term debt obligations to fund their construction activities. To the extent available at acceptable terms, the Group utilised non-recourse debt to fund a significant portion of the capital expenditures and investments required to construct and acquire our wind and solar power plants and related assets. The Group's non-recourse financing is designed to limit default risk and is a combination of fixed and variable interest rate instruments. In addition, the debt is typically denominated in the currency that matches the currency of the revenue expected to be generated from the benefiting project, thereby reducing currency risk. The majority of non-recourse debt is funded by banks and financial institutions, with debt capacity supplemented by unsecured loan from related party.

The table below summarises the maturity profile of financial liabilities of the Group based on contractual undiscounted payments:

As at March 31, 2024	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Borrowings
Non convertible debentures (secured)*	—	—	—	61,883	7,463	69,346
Compulsorily convertible debentures*	—	—	—	8,064	38,287	46,351
Optionally convertible debentures*	—	—	—	785	7,209	7,994
Term loan from banks*	—	—	—	154,033	35,001	189,034
Loans from financial institutions*	—	—	—	160,069	147,384	307,453
Senior secured notes*	—	—	—	157,976	-	157,976
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	17,822	9,858	—	—	27,680
Term loan from banks and financial institutions (secured)	—	1,600	—	—	—	1,600
Working capital term loan	—	6,799	4,450	—	—	11,249
Buyer's / Supplier's credit	—	9,603	1,520	—	—	11,123
Other financial liabilities
Lease liabilities	—	196	701	2,991	24,576	28,464
Current maturities of long term interest-bearing loans and borrowings*	680	17,264	63,464	—	—	81,408
Interest accrued	—	1,160	1,797	—	—	2,957
Capital creditors	—	40,092	—	—	—	40,092
Purchase consideration payable	—	44	—	—	—	44
Trade payables
Trade payables	—	9,094	—	—	—	9,094

As at March 31, 2023	On demand	Less than 3 months	3 to 12 months	1 to 5 years	> 5 years	Total
Non convertible debentures (secured)*	—	—	—	83,396	7,012	90,408
Compulsorily convertible debentures*	—	—	—	11,416	40,263	51,679
Term loan from banks*	—	—	—	97,633	47,709	145,342
Loans from financial institutions*	—	—	—	122,648	146,258	268,906
Senior secured notes*	—	—	—	77,371	48,989	126,360
Short term interest-bearing loans and borrowings
Acceptances (secured)	—	15,792	8,634	—	—	24,426
Term loan from banks and financial institutions (secured)	—	2,500	2,056	—	—	4,556
Working capital term loan (secured)	—	8,490	5,051	—	—	13,541
Other financial liabilities
Lease liabilities	—	166	522	2,195	14,554	17,437
Current maturities of long term interest-bearing loans and borrowings*	—	10,036	44,655	—	—	54,691
Interest accrued	—	2,175	1,037	—	—	3,212
Capital creditors	—	33,480	—	—	—	33,480
Purchase consideration payable	—	1,681	—	—	—	1,681
Trade payables
Trade payables	—	6,118	—	—	—	6,118

* Including future interest payments.